Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8. INCOME TAXES
The Company’s deferred tax assets are as follows at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Deferred tax asset
Startup expenses/Organizational costs	$357,788	136,729

Valuation Allowance	(357,788)	(136,729)

Deferred tax asset, net of allowance	$—	—

The income tax provision (benefit) consists of the following at December 31, 2019 and 2018:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Federal
Current	$2,615,474	$878,369
Deferred	(221,059)	(136,729)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	221,059	136,729

Income tax provision (benefit)	$2,615,474	$878,369

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2019 and 2018, the change in the valuation allowance was $221,059 and $136,729, respectively.
A reconciliation of the statutory tax rate to the Company’s effective tax rates as of December 31, 2019 and 2018 is as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Other	0.0%	0.0%
Change in valuation allowance	1.9%	3.9%

Income tax provision (benefit)	22.9%	24.9%